Accounts payable	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accounts payable

Note  19.   Accounts payable

The accounts payable balance consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Trade creditors	3,306	3,443
Accounts payable to shareholders	540	1,716
Accounts payable to board members	3,589	1,387
Accounts payable to other related parties	741	673
Accounts payable to underwriters, promoters, and employees	1,478	901
Other accounts payable	4,297	1,953
Total accounts payable	13,951	10,073

As at June 30, 2025, accounts payable to Board Members are made up of:

-	a balance of USD 3,282,506 payable to Carlos Moreira in relation to accrued bonus and social charges thereon (see Note 34 for detail),
-	a balance of USD 259,264 payable to John O’Hara in relation to accrued bonus and social charges thereon (see Note 34 for detail), and
-	a balance of USD 46,906 payable to other Board Members in relation to their board fee (see Note 34 for detail).

Accounts payable to other related parties are made up of:

-	a balance of USD 353,534 payable to WISeCoin AG in relation to accumulated interest on a loan repaid in 2025 (see Notes 22 and 34 for detail), and
-	a balance of USD 387,552 payable to WISeKey SA in relation to recharge of employee costs (see Note 34 for detail).

Accounts payable to shareholders consist of short-term payables due to WISeKey International Holding Ltd in relation to interest the recharge of management services (see Notes 22 and 34).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees as well as accruals in relation to non-trade creditors such as various professional fees.